Equity - Schedule of AOCI (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ 99,708	$ 117,443	$ 104,083	$ 105,256	$ 105,256	$ 115,665
Other comprehensive income (loss), before reclassifications			(5,048)	5,676	10,303	(10,410)
Less: reclassification adjustments for gains (losses) realized			(1,302)	43	(348)	258
Less: Income tax expense (benefit)	0	0	0	0	0	0
Ending balance	131,243	107,918	131,243	107,918	104,083	105,256
Previously Reported
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			104,083	105,256	105,256
Ending balance					104,083	105,256
Accumulated Other Comprehensive Income (loss)
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	35,471	39,624	37,041	27,086	27,086	37,239
Ending balance	33,295	32,719	33,295	32,719	37,041	27,086
Accumulated Other Comprehensive Income (loss) | Previously Reported
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			37,041	27,086	27,086	37,238
Ending balance					37,041	27,086
Unrealized investment gains (losses) on available-for-sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			(21,318)	(28,872)	(28,872)	(40,643)
Other comprehensive income (loss), before reclassifications			5,926	10,848	7,902	11,513
Less: reclassification adjustments for gains (losses) realized			(258)	43	(348)	258
Ending balance	(15,134)	(18,067)	(15,134)	(18,067)	(21,318)	(28,872)
Unrealized gains (losses) on hedging instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			(5,192)	0	0	0
Other comprehensive income (loss), before reclassifications			4,193	4,568	(5,192)
Less: reclassification adjustments for gains (losses) realized			(1,044)
Ending balance	45	4,568	45	4,568	(5,192)	0
Remeasurement gains (losses) on future policy benefits related to discount rate
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			85,409	77,816	77,816	99,739
Other comprehensive income (loss), before reclassifications			(15,167)	(9,740)	7,593	(21,923)
Ending balance	70,242	68,076	70,242	68,076	85,409	77,816
Cumulative translation adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance			(21,858)	(21,858)	(21,858)	(21,858)
Ending balance	$ (21,858)	$ (21,858)	$ (21,858)	$ (21,858)	$ (21,858)	$ (21,858)